Income Taxes - Income tax expense (benefit) (Details) - USD ($)	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of income tax expense (benefit)
Current income taxes			$ 0	$ 0	$ 0
Deferred income taxes			0	0	0
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0	$ 0